Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Leases

Note 17. Leases

The Company has operating leases for office space. These leases have expected remaining lease terms ranging from less than one year to 7 years. The Company currently has two leases with an initial term of 12 months or less that are accounted for as short-term leases. The Company does not separate lease and fixed non-lease components of lease contracts. The Company’s lease terms may include options to extend or terminate the lease. These options are included in the lease term only when it is reasonably certain that the Company will elect the option.

There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space.

There was no sublease rental income for the nine months ended September 30, 2025 and 2024, and the Company is not the lessor in any lease arrangement. There were no related party lease arrangements during the nine months ended September 30, 2025, and 2024.

The table below presents certain information related to the Company’s lease costs for the period ended (in thousands):

	For the Nine Months Ended September 30,
	2025	2024
Operating lease expense	128	160
Short-term lease cost	73	79
Variable lease cost	14	21
Total lease cost	215	260

Lease Position

Operating lease right-of-use assets and operating lease liabilities were recorded in the unaudited condensed consolidated interim balance sheets as follows (in thousands):

	September 30, 2025	December 31, 2024
Assets
Operating lease right-of-use assets	$775	$870
Liabilities
Current liabilities:
Operating lease liability, current	82	74
Noncurrent liabilities:
Operating lease liability	783	878
Total operating lease liability	$865	$952

The table below presents certain information related to the weighted-average remaining lease term and the weighted-average discount rate for the Company’s operating leases:

	September 30,	December 31,
	2025	2024
Weighted average remaining lease term (in years) - operating leases	6.42	7.17
Weighted average discount rate - operating leases	9.25%	9.25%

Cash Flows

The table below presents certain information related to the cash flows for the Company’s operating leases for the period ended (in thousands):

	For the nine months ended September 30,
	2025	2024
Amortization of right-of-use assets	65	88
Change in operating lease liability	(53)	(71)
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets	-	-

Future minimum lease payments required under operating leases are as follows (in thousands):

Period ended September 30,	Future Minimum Rents
2025 (remaining)	39
2026	161
2027	169
2028	177
2029	187
2030 and thereafter	435
Total minimum lease payments	1,168
Less: effects of discounting	(303)
Present value of future minimum lease payments	865

Note 20. Leases

The Company has operating leases for office space. These leases have expected remaining lease terms ranging from less than one year to 9 years. The Company currently has five leases with an initial term of 12 months or less that are accounted for as short-term leases. The Company does not separate lease and fixed non-lease components of lease contracts. The Company’s lease terms may include options to extend or terminate the lease. These options are included in the lease term only when it is reasonably certain that the Company will elect the option.

There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space.

In September 2023, the Company entered into a termination of its existing Hattisar lease agreement in Nepal, for which the original lease term was till November 2024. On account of the termination of the agreement, the company recognized a gain on termination of lease in Consolidated Statement of Operations and Comprehensive Loss in the year ended December 31, 2023.

There was no sublease rental income for the year ended December 31, 2024 and 2023, and the Company is not the lessor in any lease arrangement. There were no related party lease arrangements during the year ended December 31, 2024, and 2023.

The table below presents certain information related to the Company’s lease costs for the period ended (in thousands):

	For the Year Ended December 31,
	2024	2023
Operating lease expense	204	248
Short-term lease cost	122	68
Variable lease cost	17	18

Total lease cost	343	334

Lease Position

Operating lease right-of-use assets and operating lease liabilities were recorded in the consolidated balance sheets as follows (in thousands):

	As of December 31,
	2024	2023
Assets
Operating lease right-of-use assets	870	1,005
Liabilities
Current liabilities:
Operating lease liability, current	74	87
Noncurrent liabilities:
Operating lease liability	878	979
Total operating lease liability	952	1,066

The table below presents certain information related to the weighted-average remaining lease term and the weighted-average discount rate for the Company’s operating leases:

	As of December 31,
	2024	2023
Weighted average remaining lease term (in years) - operating leases	7.17	7.96
Weighted average discount rate - operating leases	9.25%	9.29%

Cash Flows

The table below presents certain information related to the cash flows for the Company’s operating leases for the period ended (in thousands):

	For the Year Ended December 31,
	2024	2023
Amortization of right-of-use assets	111	145
Change in operating lease liability	(87)	(83)
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets	—	81

Future minimum lease payments required under operating leases are as follows (in thousands):

Year Ended December 31,	Future Minimum Rents
2025	159
2026	167
2027	175
2028	184
2029	193
2030 and thereafter	453
Total minimum lease payments	1,331
Less: effects of discounting	(379)
Present value of future minimum lease payments	952